Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Consumer Portfolio Services, Inc. (the “Company”)

Citigroup Global Markets Inc.

Credit Suisse Securities (USA) LLC

(together, the “Specified Parties”)

Re: CPS Auto Receivables Trust 2021-D – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “bb.Pool_2021-D_083121_Indicative.xlsx,” provided by the Company on September 9, 2021, containing information on 10,878 automobile retail installment sale contracts (“Receivables”) as of August 31, 2021 (the “Data File”), which we were informed are intended to be included as collateral in the offering by CPS Auto Receivables Trust 2021-D. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the table below.

•	The term “Title Document” means a scanned image of one of the title documents listed in Exhibit A, which the Company informed us are acceptable forms of Title Document.

•	The term “Acceptable Company Names” means the acceptable company names listed in Exhibit A, which the Company informed us are acceptable names for the Company that can appear in the Title Documents as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

•	The term “Insurance Document” means a scanned image of one of the insurance documents listed in Exhibit A, which the Company informed us are acceptable forms of Insurance Document.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

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•	The term “Receivable File” means any file containing some or all of the following documents for each Sample Receivable (defined below): Installment Sale Contract (which includes any related Addendum(s) to the Installment Sale Contract and/or Retail Installment Sale Contract Simple Interest Finance Charge letter) (not applicable for direct loans), Federal Truth in Lending Disclosure Statement (within the Installment Sale Contract or as a stand-alone document for direct loans), Title Document, Insurance Document, ,Credit Application (not applicable for direct loans), and Credit History screenshot from the Company’s servicing system. The Receivable File, provided to us by the Company, was represented to be a scanned image of the original Receivable File. We make no representation regarding the validity, enforceability, or authenticity of the information in the Receivable File.

•	The term “Provided Information” means the Receivable File, Acceptable Company Names, and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We randomly selected a sample of 150 Receivables from the Data File (the “Sample Receivables”). A listing of the Sample Receivables is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Receivables we were instructed to randomly select from the Data File.

B.	For each Sample Receivable, we compared the specified attributes listed below to or using the corresponding information included in the Receivable File, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Receivable File or the inability to agree the indicated information from the Data File to the Receivable File for each of the attributes identified, utilizing the Instructions, as applicable, constituted an exception. The Receivable File documents are listed in the order of priority.

Attribute	Receivable File / Instructions
Obligor’s First Name and Last Name	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Credit Application
Contract Date	Installment Sale Contract, Federal Truth in Lending Disclosure Statement
Original Term	Installment Sale Contract, Federal Truth in Lending Disclosure Statement
Original Amount Financed	Installment Sale Contract, Federal Truth in Lending Disclosure Statement
Scheduled Monthly Payment Amount	Installment Sale Contract, Federal Truth in Lending Disclosure Statement
Annual Percentage Rate (“APR”)	Installment Sale Contract, Federal Truth in Lending Disclosure Statement
Vehicle Type (New or Used)	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Gap Addendum. Consider an entry of “C” in the Data File to be a Used vehicle.

Attribute	Receivable File / Instructions
Vehicle Make

Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Title Document.

For Sample Receivables #19 and #150, the Vehicle Make stated in the Data File was “Dodge” and “Ram,” respectively. The Vehicle Make stated in the Installment Sale Contract was “Daimler” and “Dodge Truck,” respectively. These differences are not considered exceptions based on changes in the corporate ownership of these Vehicle Make brands.

Vehicle Model	Installment Sale Contract, Federal Truth in Lending Disclosure Statement.

C.	For each Sample Receivable, we observed the presence of the following in the Receivable File:

1.	Title Document. We were instructed by the Company to observe that one of the Acceptable Company Names appeared on the Title Document as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

2.	Proof of Insurance. The Company informed us that an Insurance Document was acceptable proof of insurance.

We did not observe the presence of Proof of Insurance for Sample Receivable #18. The Company provided the Credit History screenshot from the Company’s servicing system for Sample Receivable #18, indicating that it was a Super Ultra Streamline loan, which the Company informed us was not required to provide Proof of Insurance. This was not considered an exception.

3.	Signed Credit Application (not applicable to direct loans). We make no representation regarding the authenticity of the obligor’s signature(s).

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLC

Irvine, California

October 1, 2021

Exhibit A

Title Documents

Certificate of Title	Application for Certificate of Title
Application for Certificate of Ownership	Dealer Guarantee of Title Delivery
Guarantee of Title (provided by the dealer to CPS)	Application for Registration
Dealer, Rebuilder or Lessor’s Report of Sale or Lease	Application for Dealer Assignment
Electronic Title in the CPS Title Management System	Lien Entry Form
Direct Lien Receipt from Office of Motor Vehicle Records and Information

Acceptable Company Names

CPS, Inc.	CPS
CPS Incorporated	Consumer Portfolio Services
Consumer Portfolio Services In	Consumer Portfolio Services, Inc.
Consumer Portfolio Svcs., Inc.	Consumer Portfolio Serv
Consumer Portfolio Servic	Consumer Portfolio Srvs
Consumer Portfolio Srv, INC	Consumer Portfolio Services, I
Consumer Portfolio Inc	Consumer Portfolio S
Consumer Portfolio Svcs	C.P.S. Inc.
Consumer Portfolio Srvcs Inc

Insurance Documents

Insurance Card	Agreement to Provide Insurance
Agreement for Purchaser to Provide Accidental Physical Damage Coverage	Verification of Coverage
Insurance Coverage Acknowledgment	Insurance Binder
Insurance Declaration Page	Proof of Insurance/Authorization to Release Insurance Information
Confirmation of Accidental Physical Damage Insurance	Memorandum of Insurance
Insurance Verification Form	Insurance Verification system screen shot
Agreement to Maintain Physical Damage Insurance	Vehicle or Equipment Certificate of Insurance
Certificate of Insurance

A-1

Exhibit B

The Sample Receivables
Sample Receivable #	Receivable Number [1]	Sample Receivable #	Receivable Number [1]	Sample Receivable #	Receivable Number [1]
1	2021D001	51	2021D051	101	2021D101
2	2021D002	52	2021D052	102	2021D102
3	2021D003	53	2021D053	103	2021D103
4	2021D004	54	2021D054	104	2021D104
5	2021D005	55	2021D055	105	2021D105
6	2021D006	56	2021D056	106	2021D106
7	2021D007	57	2021D057	107	2021D107
8	2021D008	58	2021D058	108	2021D108
9	2021D009	59	2021D059	109	2021D109
10	2021D010	60	2021D060	110	2021D110
11	2021D011	61	2021D061	111	2021D111
12	2021D012	62	2021D062	112	2021D112
13	2021D013	63	2021D063	113	2021D113
14	2021D014	64	2021D064	114	2021D114
15	2021D015	65	2021D065	115	2021D115
16	2021D016	66	2021D066	116	2021D116
17	2021D017	67	2021D067	117	2021D117
18	2021D018	68	2021D068	118	2021D118
19	2021D019	69	2021D069	119	2021D119
20	2021D020	70	2021D070	120	2021D120
21	2021D021	71	2021D071	121	2021D121
22	2021D022	72	2021D072	122	2021D122
23	2021D023	73	2021D073	123	2021D123
24	2021D024	74	2021D074	124	2021D124
25	2021D025	75	2021D075	125	2021D125
26	2021D026	76	2021D076	126	2021D126
27	2021D027	77	2021D077	127	2021D127
28	2021D028	78	2021D078	128	2021D128
29	2021D029	79	2021D079	129	2021D129
30	2021D030	80	2021D080	130	2021D130
31	2021D031	81	2021D081	131	2021D131
32	2021D032	82	2021D082	132	2021D132
33	2021D033	83	2021D083	133	2021D133
34	2021D034	84	2021D084	134	2021D134
35	2021D035	85	2021D085	135	2021D135
36	2021D036	86	2021D086	136	2021D136
37	2021D037	87	2021D087	137	2021D137
38	2021D038	88	2021D088	138	2021D138
39	2021D039	89	2021D089	139	2021D139
40	2021D040	90	2021D090	140	2021D140
41	2021D041	91	2021D091	141	2021D141
42	2021D042	92	2021D092	142	2021D142
43	2021D043	93	2021D093	143	2021D143
44	2021D044	94	2021D094	144	2021D144
45	2021D045	95	2021D095	145	2021D145
46	2021D046	96	2021D096	146	2021D146
47	2021D047	97	2021D097	147	2021D147
48	2021D048	98	2021D098	148	2021D148
49	2021D049	99	2021D099	149	2021D149
50	2021D050	100	2021D100	150	2021D150

 __________

1	The Company has assigned a unique eight-digit Account Number to each Receivable in the Data File. The Receivable Numbers referred to in this Exhibit are not the Company’s Account Numbers.